Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	1,941,769
Options Exercisable	569,353
Exercise Price (in Dollars per share) | $ / shares	$ 4.24
Weighted Average Remaining Life	3 years 7 months 24 days
March 17, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	13,063
Options Exercisable	13,063
Exercise Price (in Dollars per share) | $ / shares	$ 5.22
Weighted Average Remaining Life	5 months 15 days
May 18, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	5,750
Options Exercisable	5,750
Exercise Price (in Dollars per share) | $ / shares	$ 5.72
Weighted Average Remaining Life	7 months 17 days
September 14, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	74,156
Options Exercisable	74,156
Exercise Price (in Dollars per share) | $ / shares	$ 4.46
Weighted Average Remaining Life	11 months 12 days
June 6, 2023 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	14,063
Options Exercisable	10,889
Exercise Price (in Dollars per share) | $ / shares	$ 5.7
Weighted Average Remaining Life	1 year 8 months 4 days
September 4, 2023 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	12,813
Options Exercisable	7,455
Exercise Price (in Dollars per share) | $ / shares	$ 2.97
Weighted Average Remaining Life	1 year 11 months 4 days
April 2, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	106,875
Options Exercisable	106,875
Exercise Price (in Dollars per share) | $ / shares	$ 2.52
Weighted Average Remaining Life	2 years 6 months 3 days
June 27, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	6,250
Options Exercisable	6,250
Exercise Price (in Dollars per share) | $ / shares	$ 2.56
Weighted Average Remaining Life	2 years 8 months 26 days
September 27, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	300,000
Options Exercisable	131,250
Exercise Price (in Dollars per share) | $ / shares	$ 4.53
Weighted Average Remaining Life	2 years 11 months 26 days
October 22, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	12,500
Options Exercisable	7,345
Exercise Price (in Dollars per share) | $ / shares	$ 4.03
Weighted Average Remaining Life	3 years 21 days
July 31, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	242,095
Options Exercisable	31,178
Exercise Price (in Dollars per share) | $ / shares	$ 2.98
Weighted Average Remaining Life	3 years 9 months 25 days
July 31, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	166,116
Options Exercisable	166,116
Exercise Price (in Dollars per share) | $ / shares	$ 2.98
Weighted Average Remaining Life	3 years 9 months 25 days
August 10, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	12,500
Options Exercisable	4,840
Exercise Price (in Dollars per share) | $ / shares	$ 3
Weighted Average Remaining Life	3 years 10 months 9 days
October 22, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	15,364
Options Exercisable	4,186
Exercise Price (in Dollars per share) | $ / shares	$ 4.59
Weighted Average Remaining Life	3 years 1 month 20 days
June 1, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	56,816
Options Exercisable
Exercise Price (in Dollars per share) | $ / shares	$ 7.04
Weighted Average Remaining Life	4 years 8 months 19 days
June 29, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	329,500
Options Exercisable
Exercise Price (in Dollars per share) | $ / shares	$ 5.65
Weighted Average Remaining Life	4 years 8 months 19 days
August 19, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	573,908
Options Exercisable
Exercise Price (in Dollars per share) | $ / shares	$ 4.2
Weighted Average Remaining Life	3 years 11 months 12 days